ProShares High Yield-Interest Rate Hedged Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE High Yield (Treasury Rate-Hedged) Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.26%	6.19%	5.25%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2],[3]	1.25%	(0.33%)	1.35%
None
Prospectus [Line Items]
Average Annual Return, Percent		10.84%	5.82%	4.61%
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.85%	3.40%	2.15%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.33%	3.36%	2.36%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of income paid by issuers in the Index.
[2]	After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the ICE U.S. Treasury Core Bond Index to the Bloomberg U.S. Aggregate Bond Index to provide a broader measure of performance for comparative purposes.
[3]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.